Employee Benefits - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) yr	Dec. 31, 2017 yr
Disclosure of defined benefit plans [abstract]
Weighted average remaining maturity of defined benefit obligations | yr	14.4	14.0
Estimated contribution expected to be paid, December 31, 2019 | ₩	₩ 63,688